Consolidated Statements Of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Other comprehensive loss
Foreign currency translation adjustment loss	150,521		(42,438)
Comprehensive loss	$ (1,038,444)	$ (109,743)	$ (6,091,773)	$ (158,114)